Right of Use Asset (Tables)	12 Months Ended
Dec. 31, 2025
Right of Use Asset
Schedule of right of use assets

Premises
$
December 31, 2024	—
Additions	77,684
Amortization	(24,101)
December 31, 2025	53,583